Landfill Closure and Post-Closure Costs (Remediation) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Remediation Liability Recorded	$ 1,017,000
Impaired Long-Lived Asset, Asset Description	contaminated land located in Canada
Impaired Long-Lived Asset, Facts and Circumstances Leading to Impairment	In the prior year, a $1,017 remediation liability was recorded for the clean-up of contaminated land located in Canada. This same amount was capitalized to land but was determined to be immediately impaired.
Impairment of Long-Lived Asset	$ 1,017,000
Impaired Long-Lived Asset, Income Statement Classification	net gain on sale of capital assets
Impaired Long-Lived Asset, Segment Classification	Canada